Vista Outdoor Inc. - 10-K Fair Value of Financial Instruments (Contingent Consideration Liability) (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Jun. 30, 2024	Jun. 25, 2023	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022
Business Combination, Contingent Consideration, Liability [Roll Forward]
Beginning balance	$ 750
Ending balance			$ 750
Vista Outdoor Inc.
Business Combination, Contingent Consideration, Liability [Roll Forward]
Beginning balance	3,556	$ 8,586	8,586
Increase in fair value			5,855	$ (27,510)	$ 955
Payments made	(750)	(8,585)	(22,573)	(706)	$ 0
Ending balance	2,806		3,556	8,586
Fair Value, Inputs, Level 3 | Fair Value, Recurring | Vista Outdoor Inc.
Business Combination, Contingent Consideration, Liability [Roll Forward]
Beginning balance	3,556	20,274	20,274
Increase in fair value			(5,855)
Payments made	(750)		(22,573)
Ending balance	2,806		3,556	20,274
Other current liabilities | Fair Value, Inputs, Level 3 | Fair Value, Recurring | Vista Outdoor Inc.
Business Combination, Contingent Consideration, Liability [Roll Forward]
Beginning balance	750
Ending balance			750
Other long-term liabilities | Fair Value, Inputs, Level 3 | Fair Value, Recurring | Vista Outdoor Inc.
Business Combination, Contingent Consideration, Liability [Roll Forward]
Beginning balance	$ 2,806	$ 11,688	11,688
Ending balance			$ 2,806	$ 11,688